Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Parent Company's Net Investment	Share capital	Share issuance costs	Share-based compensation reserve	Accumulated losses
Comprehensive loss for the year
Net loss for the period	R$ (1,040)
Total comprehensive loss for the period/year	(1,040)
Equity at end of the period (IFRS 16 [member]) at Dec. 31, 2018	(283)	R$ (283)
Equity at end of the period (Adjusted opening balance) at Dec. 31, 2018	3,268,218	3,268,218
Equity at end of the period at Dec. 31, 2018	3,268,501	3,268,501
Equity at beginning of the period at Oct. 11, 2018	3,302,414	3,302,414
Share-based payment contributions	475	475
Parent Company's Net investment (deficit)	(33,348)	(33,348)
Comprehensive loss for the year
Net loss for the period		(1,040)
Equity at end of the period (IFRS 16 [member]) at Dec. 31, 2018	(283)	(283)
Equity at end of the period (Adjusted opening balance) at Dec. 31, 2018	3,268,218	3,268,218
Equity at end of the period at Dec. 31, 2018	3,268,501	3,268,501
Capitalization of bonds	1,508,297	1,508,297
Contribution of bonds from parent company	(1,535,801)	(1,535,801)
Share-based payment contributions	1,372	1,372
Derecognition of deferred tax assets	(83,859)	(83,859)
Parent Company's Net investment (deficit)	2,564	2,564
Comprehensive loss for the year
Net loss for the period	(60,708)	(60,708)
Total comprehensive loss for the period/year	(60,708)
Equity at end of the period at Dec. 31, 2019	3,100,083	3,100,083
Share-based payment contributions	686				R$ 686
Parent Company's Net investment (deficit)	(6,335)	(6,335)
Changes in parent company's investment, net		R$ (3,093,748)	R$ 3,123,245		(686)	R$ (28,811)
Capital contribution	2,426		2,426
Comprehensive loss for the year
Net loss for the period	(45,649)					(45,649)
Total comprehensive loss for the period/year	(45,649)					(45,649)
Shareholders' contribution and distributions to shareholders
Issuance of common shares at initial public offering	1,836,317		1,836,317
Share based compensation granted and issued	38,962				38,962
Share issuance costs, net of taxes	(141,173)			R$ (141,173)
Total shareholders' contribution and distributions to shareholders	1,734,106		1,836,317	(141,173)	38,962
Equity at end of the period at Dec. 31, 2020	R$ 4,785,317		R$ 4,961,988	R$ (141,173)	R$ 38,962	R$ (74,460)